Note Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of the note payable

Notes Payable & Line of Credit	June 30, 2024	December 31, 2023
Note payable issued November 29, 2021	$336,983	$—
Line of credit issued November 29, 2021	456,097	—
Note payable issued December 1, 2021	1,500,600	—
Note payable issued January 12, 2023	—	220,000
Note payable issued August 3, 2023	33,000	—
Note payable issued August 18, 2023	64,000	—
Note payable issued November 13, 2023	22,000	—
Note payable issued January 14, 2024	16,200	—
Total notes payable and line of credit	2,428,880	220,000
Less: current portion	(928,280)	(220,000)
Less fair value adjustment for debt	(906,659)	—
Total notes payable and line of credit, net of current portion	$593,941	$—

VSee Lab, Inc
Schedule of the note payable

Notes Payable	December 31, 2023	December 31, 2022
Note payable issued October 6, 2022 (Face Value: $666,667)	$—	$666,667
Note payable issued January 12, 2023 (Face Value: $220,000)	220,000	—
Total notes payable and line of credit	220,000	666,667
Less: unamortized debt discount, net	—	(259,536)
Total notes payable at carrying value	$220,000	$407,131